Operating leases - Maturity analysis of operating lease liabilities (Details) - Mar. 31, 2020 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Fiscal years ending March 31,
2021	$ 263	¥ 1,860
2022	240	1,700
2023	21	149
Total future undiscounted cash flow	524	3,709
Less: Discount factor	(30)	(210)
Lease liabilities	494	3,499
Representing
Current portion	242	1,717
Non-current portion	252	1,782
Lease liabilities	$ 494	¥ 3,499